As filed with the SEC on March 1, 2013.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02273

TRANSAMERICA INCOME SHARES, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code:    (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: October 1, 2012 – December 31, 2012

Item 1. Schedule of Investments.

The unaudited Schedule of Investments of Registrant as of December 31, 2012 is attached.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At December 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)

U.S. GOVERNMENT OBLIGATIONS - 5.9%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	$970	$1,383
U.S. Treasury Note
1.75%, 05/15/2022	4,240	4,276
2.00%, 02/15/2022	1,430	1,479
2.13%, 02/29/2016	1,355	1,429

Total U.S. Government Obligations (cost $8,160)		8,567

U.S. GOVERNMENT AGENCY OBLIGATION - 0.2%
Freddie Mac, IO
5.00%, 08/01/2035	2,065	265
Total U.S. Government Agency Obligation (cost $639)

FOREIGN GOVERNMENT OBLIGATIONS - 3.5%
Canada Housing Trust No. 1
3.15%, 06/15/2015 - 144A	CAD1,500	1,576
Mexican Bonos
7.00%, 06/19/2014	MXN12,000	958
7.25%, 12/15/2016	14,000	1,169
Republic of Chile
5.50%, 08/05/2020	CLP576,000	1,338

Total Foreign Government Obligations (cost $4,585)		5,041

MORTGAGE-BACKED SECURITIES - 9.4%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	$345	364
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	1,050	1,081
American Tower Trust
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A	1,065	1,090
BCAP LLC Trust
Series 2009-RR3, Class 2A1
4.77%, 05/26/2037 - 144A *	89	90
Series 2009-RR6, Class 2A1
2.98%, 08/26/2035 - 144A *	662	600
Series 2009-RR10, Class 2A1
3.12%, 08/26/2035 - 144A *	473	466
Series 2009-RR14, Class 1A1
6.05%, 05/26/2037 - 144A *	545	582
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *	564	586
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	527	541
Series 2006-OC1, Class 2A3A
0.53%, 03/25/2036 *	1,500	803
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A *	383	381
Impac CMB Trust
Series 2007-A, Class A
0.46%, 05/25/2037 *	748	711
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
2.93%, 12/26/2037 - 144A *	304	305
Series 2009-R7, Class 1A1
2.91%, 02/26/2036 - 144A *	533	515

	Principal	Value
	(000’s)	(000’s)

MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2009-R7, Class 4A1
2.92%, 09/26/2034 - 144A *	$424	$407
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	230	241
Series 2009-R7, Class 12A1
5.08%, 08/26/2036 - 144A *	245	242
Series 2009-R9, Class 1A1
2.70%, 08/26/2046 - 144A *	501	498
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class ASB
5.81%, 06/15/2049 *	561	612
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.36%, 01/27/2047 - 144A *	335	341
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	407	425
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.79%, 08/15/2045 - 144A *	950	1,109
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	633	661
Oaktree Real Estate Investments/Sabal NPL LLC
Series 2012-LV1, Class A
4.00%, 09/25/2044 - 144A	474	475
Russian Real Estate Forum 2012 LT1 LLC
Series 2012-LT1A, Class A
4.75%, 02/15/2025 - 144A	4	4
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	223	223
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	133	135
Series 2003-L, Class 1A2
4.49%, 11/25/2033 *	108	111

Total Mortgage-Backed Securities (cost $12,961)		13,599

ASSET-BACKED SECURITIES - 3.5%
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.49%, 09/25/2036 *	2,000	835
GSAA Trust
Series 2006-1, Class A3
0.54%, 01/25/2036 *	1,200	770
GSAMP Trust
Series 2006-HE1, Class A2D
0.52%, 01/25/2036 *	1,230	1,004
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class C1
3.22%, 10/15/2043 - 144A	232	233
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.45%, 03/20/2036 *	804	759
Lehman XS Trust
Series 2005-8, Class 1A3
0.56%, 12/25/2035 *	1,405	772

The notes are an integral part of this report.
Transamerica Income Shares, Inc.		December 31, 2012 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)

ASSET-BACKED SECURITIES (continued)
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.53%, 02/25/2036 *	$825	$762

Total Asset-Backed Securities (cost $4,435)		5,135

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.5%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 § Δ	835	874
State of California
7.95%, 03/01/2036	1,035	1,281

Total Municipal Government Obligations (cost $1,871)		2,155

PREFERRED CORPORATE DEBT SECURITY - 1.4%
Diversified Financial Services - 1.4%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A *	1,930	2,065
Total Preferred Corporate Debt Security (cost $1,621)

CORPORATE DEBT SECURITIES - 70.3%
Airlines - 1.8%
America West Airlines Pass-Through Trust
Series 2000-1, Class G
8.06%, 07/02/2020	575	616
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015	282	291
Series 2007-1, Class B
6.90%, 04/19/2022	675	722
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	826	952
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL1,200	624
Building Products - 0.8%
Owens Corning
4.20%, 12/15/2022	$1,140	1,159
Capital Markets - 0.9%
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A ^	705	781
Morgan Stanley
5.75%, 01/25/2021	400	457
Commercial Banks - 7.6%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	1,212	1,650
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A ^	800	888
CIT Group, Inc.
4.75%, 02/15/2015 - 144A ^	310	322
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017	1,000	1,107
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž	1,095	1,481
Regions Bank
7.50%, 05/15/2018	1,115	1,345
Royal Bank of Scotland Group PLC
5.05%, 01/08/2015	500	517
UBS AG/Stamford CT
7.63%, 08/17/2022	490	541

	Principal	Value
	(000’s)	(000’s)

Commercial Banks (continued)
Wells Fargo & Co. - Series K
7.98%, 03/15/2018 * Ž ^	$1,440	$1,653
Zions Bancorporation
7.75%, 09/23/2014	1,400	1,529
Commercial Services & Supplies - 1.8%
EnergySolutions, Inc. / EnergySolutions LLC
10.75%, 08/15/2018	650	614
HDTFS, Inc.
5.88%, 10/15/2020 - 144A	130	136
KAR Auction Services, Inc.
4.31%, 05/01/2014 *	1,035	1,037
Steelcase, Inc.
6.38%, 02/15/2021	800	852
Construction Materials - 1.0%
Cemex Finance LLC
9.50%, 12/14/2016 - 144A	700	761
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A ^	600	702
Consumer Finance - 1.3%
Ally Financial, Inc.
4.63%, 06/26/2015	650	678
Springleaf Finance Corp.
6.90%, 12/15/2017	1,430	1,279
Containers & Packaging - 1.2%
Exopack Holding Corp.
10.00%, 06/01/2018	720	652
Graphic Packaging International, Inc.
9.50%, 06/15/2017	865	934
Sealed Air Corp.
8.13%, 09/15/2019 - 144A	105	118
Distributors - 0.8%
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	1,075	1,135
Diversified Financial Services - 6.2%
Bank of America Corp.
6.50%, 08/01/2016	1,070	1,236
Citigroup, Inc.
5.95%, 01/30/2023 * Ž ^	810	820
CNH Capital LLC
3.88%, 11/01/2015 - 144A	160	165
Fibria Overseas Finance, Ltd.
6.75%, 03/03/2021 - 144A	755	836
Ford Motor Credit Co., LLC
3.88%, 01/15/2015 ^	420	438
4.25%, 09/20/2022	360	381
General Electric Capital Corp. - Series A
7.13%, 06/15/2022 * Ž	700	791
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,110	1,281
Permanent TSB PLC
3.60%, 01/14/2013 - 144A	1,000	1,000
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	1,515	1,760
Vesey Street Investment Trust I
4.40%, 09/01/2016 *	335	361
Diversified Telecommunication Services - 2.0%
CenturyLink, Inc.
5.80%, 03/15/2022 ^	710	750
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	1,305	1,358

The notes are an integral part of this report.
Transamerica Income Shares, Inc.		December 31, 2012 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)

Diversified Telecommunication Services (continued)
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	$200	$221
Level 3 Communications, Inc.
8.88%, 06/01/2019 - 144A ^	85	91
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	350	354
11.75%, 07/15/2017 - 144A	100	105
Electric Utilities - 0.8%
InterGen NV
9.00%, 06/30/2017 - 144A ^	1,225	1,096
Electrical Equipment - 2.0%
Anixter, Inc.
5.95%, 03/01/2015	1,200	1,277
Polypore International, Inc.
7.50%, 11/15/2017 ^	1,440	1,569
Energy Equipment & Services - 2.2%
Drill Rigs Holdings, Inc.
6.50%, 10/01/2017 - 144A	160	159
Enterprise Products Operating LLC - Series A
8.38%, 08/01/2066 *	600	685
Seadrill, Ltd.
5.63%, 09/15/2017 - 144A	325	323
Transocean, Inc.
6.38%, 12/15/2021	1,065	1,294
Weatherford International, Ltd.
9.63%, 03/01/2019	545	711
Food & Staples Retailing - 1.3%
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A	691	731
Ingles Markets, Inc.
8.88%, 05/15/2017	1,055	1,124
Stater Bros Holdings, Inc.
7.38%, 11/15/2018	35	38
Food Products - 1.3%
Arcor SAIC
7.25%, 11/09/2017 - 144A	715	742
Michael Foods Group, Inc.
9.75%, 07/15/2018	720	796
Post Holdings, Inc.
7.38%, 02/15/2022 - 144A	305	334
Health Care Equipment & Supplies - 0.2%
Hologic, Inc.
6.25%, 08/01/2020 - 144A	290	312
Health Care Providers & Services - 0.9%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020	500	534
Express Scripts Holding Co.
4.75%, 11/15/2021 - 144A	660	749
Hotels, Restaurants & Leisure - 0.4%
WMG Acquisition Corp.
6.00%, 01/15/2021 - 144A	610	644
Household Durables - 0.7%
Beazer Homes USA, Inc.
6.63%, 04/15/2018 - 144A	660	698
Brookfield Residential Properties, Inc.
6.50%, 12/15/2020 - 144A	365	374
Household Products - 0.5%
Reynolds Group Issuer, Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020 - 144A ^	640	661

	Principal	Value
	(000’s)	(000’s)

Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.
7.63%, 05/15/2019	$360	$385
7.88%, 05/15/2021	720	799
Insurance - 6.6%
American Financial Group, Inc.
9.88%, 06/15/2019	920	1,194
Chubb Corp.
6.38%, 03/29/2067 * ^	879	958
Fidelity National Financial, Inc.
6.60%, 05/15/2017	1,495	1,686
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	865	970
ING US, Inc.
5.50%, 07/15/2022 - 144A	470	510
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 - 144A	415	452
Oil Insurance, Ltd.
3.29%, 02/04/2013 - 144A * Ž	675	598
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 *	1,640	1,638
Stone Street Trust
5.90%, 12/15/2015 - 144A	1,400	1,533
IT Services - 0.8%
Cardtronics, Inc.
8.25%, 09/01/2018	1,110	1,232
Machinery - 0.5%
American Railcar Industries, Inc.
7.50%, 03/01/2014	729	734
Marine - 0.7%
Martin Midstream Partners LP
8.88%, 04/01/2018 ^	963	1,026
Media - 1.5%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	695	700
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 - 144A	775	856
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	600	611
Metals & Mining - 2.0%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	555	722
ArcelorMittal
6.75%, 02/25/2022 ^	1,035	1,086
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015 - 144A ^	90	95
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	700	961
Multi-Utilities - 1.0%
Black Hills Corp.
5.88%, 07/15/2020	700	819
9.00%, 05/15/2014	640	705
Oil, Gas & Consumable Fuels - 6.5%
Chesapeake Energy Corp.
6.50%, 08/15/2017 ^	675	732
6.78%, 03/15/2019 ^	700	701
Energy Transfer Equity, LP
7.50%, 10/15/2020	180	208
Energy Transfer Partners, LP
5.20%, 02/01/2022	570	650
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	940	1,023

The notes are an integral part of this report.
Transamerica Income Shares, Inc.		December 31, 2012 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)

Oil, Gas & Consumable Fuels (continued)
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A	$695	$698
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	880	950
Petrobras International Finance Co.
5.38%, 01/27/2021	560	630
Petrohawk Energy Corp.
7.25%, 08/15/2018	635	717
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	571	759
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	925	1,161
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 - 144A ^	530	538
TNK-BP Finance SA
6.25%, 02/02/2015 - 144A	650	699
Paper & Forest Products - 0.6%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A ^	350	367
Boise Cascade LLC / Boise Cascade Finance Corp.
6.38%, 11/01/2020 - 144A	480	494
Pharmaceuticals - 0.3%
Watson Pharmaceuticals, Inc.
3.25%, 10/01/2022	465	475
Professional Services - 0.5%
Block Financial LLC
5.13%, 10/30/2014 ^	700	737
Real Estate Investment Trusts - 2.1%
Entertainment Properties Trust
7.75%, 07/15/2020	1,285	1,485
Kilroy Realty, LP
6.63%, 06/01/2020 ^	1,320	1,589
Real Estate Management & Development - 0.4%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 - 144A	630	652
Road & Rail - 1.1%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A	1,500	1,580
Software - 0.7%
First Data Corp.
6.75%, 11/01/2020 - 144A	650	656
7.38%, 06/15/2019 - 144A	370	383
Specialty Retail - 1.3%
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A	635	681
Michaels Stores, Inc.
11.38%, 11/01/2016 ^	1,100	1,150
Textiles, Apparel & Luxury Goods - 0.2%
Jones Group, Inc. / Apparel Group Hold /
Apparel Group USA / Footwear Acc Retail
6.88%, 03/15/2019	240	250
Tobacco - 0.7%
Lorillard Tobacco Co.
8.13%, 06/23/2019	830	1,059
Trading Companies & Distributors - 2.0%
International Lease Finance Corp.
6.25%, 05/15/2019	1,440	1,533
6.50%, 09/01/2014 - 144A	100	107
6.75%, 09/01/2016 - 144A	1,160	1,302

	Principal	Value
	(000’s)	(000’s)

Wireless Telecommunication Services - 3.9%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	$965	$1,089
6.11%, 01/15/2020 - 144A	1,065	1,283
SBA Tower Trust
5.10%, 04/17/2017 - 144A	1,350	1,522
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A	167	206
WCP Wireless Site Funding / WCP Wireless
Site RE Funding / WCP Wireless Site Non
6.83%, 11/15/2015 - 144A	1,430	1,548

Total Corporate Debt Securities (cost $92,928)		102,216

CONVERTIBLE BOND - 0.5%
Automobiles - 0.5%
Ford Motor Co.
4.25%, 11/15/2016	430	682
Total Convertible Bond (cost $430)

		Value
	Shares	(000’s)

PREFERRED STOCKS - 1.9%
Commercial Banks - 0.3%
CoBank ACB, 6.25% - 144A * ^	4,530	468
Consumer Finance - 0.9%
Ally Financial, Inc., 8.50% *	44,800	1,178
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp., 9.08% - 144A	852	1,042

Total Preferred Stocks (cost $2,411)		2,688

SECURITIES LENDING COLLATERAL - 9.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.26% 	13,666,730	13,667
Total Securities Lending Collateral (cost $13,667)

	Principal	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% , dated 12/31/2012, to be repurchased at $2,027 on 01/02/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $2,071.	$2,027	2,027
Total Repurchase Agreement (cost $2,027)

Total Investment Securities (cost $145,735) P		158,107
Other Assets and Liabilities - Net		(12,859)

Net Assets		$145,248

The notes are an integral part of this report.
Transamerica Income Shares, Inc.		December 31, 2012 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 12/31/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $13,387.
Ž	The security has a perpetual maturity. The date shown is the next call date.
§	Illiquid. This security had a market value of $874, or 0.60%, of the fund’s net assets.
	Rate shown reflects the yield at 12/31/2012.
P	Aggregate cost for federal income tax purposes is $145,735. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $13,305 and $933, respectively. Net unrealized appreciation for tax purposes is $12,372.
Δ	Restricted. At 12/31/2012, the fund owned the respective security which was restricted to public resale as follows:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets

Municipal Government Obligations	Rhode Island Economic Development Corp.	10/25/2010	$835	$874	0.60%

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 12/31/2012, these securities aggregated $60,892, or 41.92% of the fund’s net assets.
IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
MXN	Mexican Peso

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/2012
Asset-Backed Securities	$—	$5,135	$—	$5,135
Convertible Bond	—	682	—	682
Corporate Debt Securities	—	102,216	—	102,216
Foreign Government Obligations	—	5,041	—	5,041
Mortgage-Backed Securities	—	13,599	—	13,599
Municipal Government Obligations	—	2,155	—	2,155
Preferred Corporate Debt Security	—	2,065	—	2,065
Preferred Stocks	2,688	—	—	2,688
Repurchase Agreement	—	2,027	—	2,027
Securities Lending Collateral	13,667	—	—	13,667
U.S. Government Agency Obligation	—	265	—	265
U.S. Government Obligations	—	8,567	—	8,567
Total	$16,355	$141,752	$—	$158,107

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 12/31/2012. See the Notes to the Schedule of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Income Shares, Inc.		December 31, 2012 Form N-Q

Transamerica Income Shares, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS

At December 31, 2012

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Fund.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest and fees.

The value of loaned securities and related collateral outstanding at December 31, 2012 are shown in the Schedule of Investments.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

Restricted and illiquid securities: The Fund may invest in unregulated or otherwise restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at December 31, 2012 are listed in the Schedule of Investments.

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.‘s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Income Shares, Inc.		December 31, 2012 Form N-Q

Transamerica Income Shares, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At December 31, 2012

(unaudited)

NOTE 2. (continued)

The Fund’s Board of Directors has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed an internal valuation committee (the “Valuation Committee”) to monitor and implement the fair valuation policies and procedures as approved by the Board of Directors. These policies and procedures are reviewed at least annually by the Board of Directors. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Directors, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of securities. When the Fund uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Income Shares, Inc.		December 31, 2012 Form N-Q

Transamerica Income Shares, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At December 31, 2012

(unaudited)

NOTE 2. (continued)

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): The Fund may invest in unregulated or otherwise restricted securities. Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Fund’s Board of Directors. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Fund’s investments at December 31, 2012 is disclosed in the Valuation Summary of the Fund’s Schedule of Investments.

Transamerica Income Shares, Inc.		December 31, 2012 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ Thomas A. Swank
Chief Executive Officer
Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Chief Executive Officer
Date:	March 1, 2013

By:	/s/ Elizabeth Strouse
Principal Financial Officer
Date:	March 1, 2013